Expense Example {- Franklin Low Duration Total Return Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Low Duration Total Return Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 296
3 years	500
5 years	720
10 years	1,355
Class C
Expense Example:
1 year	213
3 years	406
5 years	721
10 years	1,614
Class R
Expense Example:
1 year	98
3 years	359
5 years	641
10 years	1,444
Class R6
Expense Example:
1 year	33
3 years	164
5 years	307
10 years	724
Advisor Class
Expense Example:
1 year	47
3 years	202
5 years	370
10 years	$ 859